Lease (Details) - Schedule of Supplemental Balance Sheet Information ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Supplemental Balance Sheet Information [Abstract]
ROU assets	¥ 129,955	$ 17,882	¥ 142,456
Operating lease liabilities – current	(41,152)	(5,663)	(36,927)
Operating lease liabilities – non-current	¥ (64,672)	$ (8,899)	¥ (70,628)
Weighted average remaining lease terms	9 years 5 months 15 days	9 years 5 months 15 days	9 years 5 months 23 days
Weighted average incremental borrowing rate	10.51%	10.51%	10.47%